Revenue	6 Months Ended
Jun. 30, 2020
Deferred Revenue Disclosure [Abstract]
REVENUE

4. REVENUE

The Company adopted ASC 606 using the modified retrospective method as applied to customer contracts that were not completed as of January 1, 2019.

For the six months ended June 30, 2020 and 2019, all revenue came from provision of healthcare services in Hong Kong.